iShares®

iShares Trust

Supplement dated February 23, 2016

to the Summary Prospectuses, Prospectuses and

Statement of Additional Information (“SAI”)

for iShares Intermediate Credit Bond ETF (CIU), iShares 1-3 Year Credit Bond ETF (CSJ) and

iShares Core U.S. Credit Bond ETF (CRED) (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Summary Prospectus, Prospectus and SAI.

Effective February 23, 2016, the number of shares in a Creation Unit and the approximate value of one Creation Unit of each Fund is as follows:

Fund	Creation Unit Size	Approximate Value of a Creation Unit as of February 23, 2016
iShares Intermediate Credit Bond ETF	50,000	$5,389,000
iShares 1-3 Year Credit Bond ETF	50,000	$5,233,000
iShares Core U.S. Credit Bond ETF	50,000	$5,358,000

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS-A-BONDS-0216

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